Shareholder Report, Holdings (Details) - C000266745 [Member]	Feb. 28, 2026
JPMorgan U S Government Money Market Fund Class Premier 3 270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.50%
iShares iBoxx USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.50%